Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Shareholders’ equity	Shareholders’ equityNote 13.1. Share capital issued
The Group manages its capital to ensure that the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
As of December 31, 2022, the Group’s share capital amounted to €223 thousand divided into 22,313,185 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since the inception (see
Note 13.3).
As of December 31, 2023, the Group’s share capital amounted to €629 thousand divided into 62,928,818 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since the inception (see
Note 13.2).
As of December 31, 2024, the Group’s share capital amounted to €633 thousand divided into 63,347,837 ordinary shares issued with a par value of €0.01 each, fully paid up, after taking into account the various capital increases that took place since the inception (see
Note 13.3).
Share capital does not include founders’ share subscription warrants (“bons de souscription de parts de créateur d’entreprise” or
“BCE”), share subscription warrants (“Bons de souscription d’actions,” or “BSA”) and free shares (“Attributions gratuites
d’actions,” or “AGA”) that have been granted to certain investors or natural persons, both employees and non-employees of the
Group, but not yet exercised.
Treasury shares
The Group held 12,000, 11,339 and none of its own shares as of December 31, 2022, 2023 and 2024, respectively.
The number of outstanding ordinary shares (excluding treasury shares held by the Group) was 22,301,185, 62,917,479 and 63,347,837 as of December 31, 2022, 2023 and 2024, respectively.
Note 13.2. Equity line instruments
Equity line agreement with Kepler Cheuvreux
The Group entered into an equity line agreement with Kepler Cheuvreux in September 2019. In accordance with the terms of this agreement, Kepler Cheuvreux, acting as financial intermediary and guarantor of the transaction, committed to subscribe for 730,000 shares, at its own initiative, following a schedule lasting no longer than 24 months, at an issuance price based on an average market price weighted according to the volumes traded over the two trading days preceding each issue, less a maximum discount of 7.0%. On
September 24, 2021, the Group extended the agreement for an additional period of 12 months for the unsubscribed shares at that date.
On October 1, 2022, the agreement ended and the 300,000 outstanding BSAs lapsed.

	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED	NUMBER OF BSAs EXERCISED	NUMBER OF BSAs LAPSED	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED

			FOR THE YEAR ENDED
	AS OF JANUARY 1, 2022		DECEMBER 31, 2022		AS OF DECEMBER 31, 2022
BSAs granted under the Equity line agreement ....................................	300,000	300,000	—	(300,000)	—	—
Considering that the Group could terminate or suspend the Equity line agreement by buying back the BSAs or increasing the minimum exercise price and that Kepler Cheuvreux was committed to subscribe the shares if the conditions were met, the BSAs granted to Kepler Cheuvreux under the Equity line agreements were off-balance sheet commitments rather than derivative instruments.
Note 13.3. Change in share capital
The increases in the share capital for the year ended December 31, 2022 relate to:
•The completion of a capital increase of €46,231 thousand on September 7, 2022 by issuing 5,530,000 ordinary shares with a par value of €0.01 per share and a subscription price of €8.36 per share;
•The exercises of 522 share warrants for the year ended December 31, 2022 (see Note 14), resulting in a capital increase of
€3 thousand by issuing 19,134 ordinary shares with a par value of €0.01 per share and an average subscription price of €0.14 per share;
Incremental costs directly attributable to the issue of new shares were classified as a deduction of shareholders’ equity and amounted to €3,280 thousand for the period ended December 31, 2022.
The increases in the share capital for the year ended December 31, 2023 relate to:
•The completion of a capital increase of €130,000 thousand on February 22, 2023 by issuing 20,000,000 new ordinary shares with a par value of €0.01 per share and a subscription price of €6.50 per share;
•The cash-less exercise of 67,887 Kreos A BSA and 31,696 Kreos B BSA on May 24, 2023, resulting in a capital increase of
€1,850 thousand by issuing 99,583 ordinary shares with a par value of €0.01 per share and an average subscription price of
€18.57 per share, which includes the impact of the derecognition of the BSA derivative financial liability; and
•The completion of the Group’s Global Offering on the Nasdaq Global Market on October 24, 2023, by way of a capital increase of 20,325,500 new ordinary shares, consisting of the U.S. Offering of 18,699,460 ordinary shares in the form of
ADSs, and the European Private Placement of 1,626,040 ordinary shares, with a par value of €0.01 per share and an offering price set at $11.60 per ADS in the U.S. Offering and a corresponding offering price of €10.9864 per ordinary share in the
European Private Placement.
•The exercise of 1,906 other share warrants, by issuing 190,550 ordinary shares with a par value of €0.01 per share and an average subscription price of €0.01 per share (see Note 14).
Incremental costs directly attributable to the issue of new shares, including underwriting commissions and offering expenses related to the Global Offering, were classified as a deduction of shareholders’ equity and amounted to €28,111 thousand for the period ended
December 31, 2023.
The increases in the share capital for the year ended December 31, 2024 relate to:
•the issue and subscription by members of the Board of Directors of 77,820 share warrants, with a subscription price of €2.57 each (see Note 14);
•a credit note received for transaction fees related to the Global Offering, amounting to €446 thousand and classified in the share premiums; and
•the exercise of 4,000 other share warrants, by issuing 4,000 ordinary shares with a par value of €0.01 per share and an average subscription price of €11.14 per share (see Note 14).
•the issue of 415,019 vested free shares, as part of the AGA plans issued by the Group to certain of its officers and employees.
Distribution of dividends
The Group did not distribute any dividends for any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate and expand our business.